RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of related party transactions
A summary of transactions with related parties and affiliated companies for the six months ended June 30, 2026 and 2025 was as follows:

(in thousands of $)	2026	2025
Revenues and other operating income
Seatankers Management Co. Ltd	3,914	1,877
SFL	1,499	1,048
Golden Ocean	—	48
Flex LNG Ltd	949	795
Avance Gas	—	572
TFG Marine	365	338
Other related parties and affiliated companies	14	—
Total revenues and other operating income	6,741	4,678

Operating expenses
Front Ocean Management	1,905	1,544
Seatankers Management Co. Ltd	289	456
Total operating expenses	2,194	2,000

Other income (expenses)
FMS Holdco share of results	(44)	712
TFG Marine share of results	23,792	405
Total other income (expenses)	23,748	1,117

A summary of balances due from related parties and affiliated companies as of June 30, 2026 and December 31, 2025 was as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
SFL	2,586	3,860
Seatankers Management Co. Ltd	9,563	8,453
Flex LNG Ltd	987	403
TFG Marine	221	302
Other related parties and affiliated companies	90	73
Related party and affiliated company receivables	13,447	13,091
A summary of balances due to related parties and affiliated companies as of June 30, 2026 and December 31, 2025 was as follows:

(in thousands of $)	June 30, 2026	December 31, 2025
SFL	10,587	6,829
Seatankers Management Co. Ltd	3,459	2,594
Flex LNG Ltd	490	340
TFG Marine	25,905	21,195
Front Ocean Management	1,174	106
Related party and affiliated company payables	41,615	31,064
The total amount of the remuneration earned by all directors and key management personnel for their services in the six months ended June 30, 2026 and 2025 was as follows:

(in thousands of $)	2026	2025
Total remuneration	8,048	2,258
of which:
Paid in capacity as directors	2,288	115
Other remuneration	5,760	2,143
Total remuneration consists of a fixed and a variable component, summarized as follows:

(in thousands of $)	2026	2025
Total fixed remuneration	480	468
of which:
Cost of pension	16	17
Total variable remuneration	7,568	1,790
of which:
Share based payments	7,568	1,790